Risk and Capital Management (Details 7) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 1,085,045	R$ 932,840
Other financial assets, individually evaluated, classified by rating, percentage	100.00%	100.00%
Lower risk [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 1,078,395	R$ 924,209
Satisfactory risk[member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	5,995	7,618
Higher risk [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	655	1,013
Interbank deposits and securities purchased under agreements to resell [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 281,371	R$ 245,460
Other financial assets, individually evaluated, classified by rating, percentage	25.90%	26.40%
Interbank deposits and securities purchased under agreements to resell [member] | Lower risk [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 281,371	R$ 245,442
Interbank deposits and securities purchased under agreements to resell [member] | Higher risk [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating		18
Financial assets at fair value through profit or loss [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 219,315	R$ 147,746
Other financial assets, individually evaluated, classified by rating, percentage	20.20%	15.80%
Financial assets at fair value through profit or loss [member] | Lower risk [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 214,894	R$ 142,416
Financial assets at fair value through profit or loss [member] | Satisfactory risk[member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	3,816	4,399
Financial assets at fair value through profit or loss [member] | Higher risk [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	605	931
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 463,307	R$ 434,012
Other financial assets, individually evaluated, classified by rating, percentage	42.70%	46.50%
Financial assets at fair value through profit or loss, category [member] | Lower risk [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 461,153	R$ 430,729
Financial assets at fair value through profit or loss, category [member] | Satisfactory risk[member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	2,104	3,219
Financial assets at fair value through profit or loss, category [member] | Higher risk [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	50	64
Financial assets available-for-sale, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 121,052	R$ 105,622
Other financial assets, individually evaluated, classified by rating, percentage	11.20%	11.30%
Financial assets available-for-sale, category [member] | Lower risk [member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 120,977	R$ 105,622
Financial assets available-for-sale, category [member] | Satisfactory risk[member]
IfrsStatementLineItems [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 75